Cover	Feb. 23, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K that was filed with the Securities and Exchange Commission (the “SEC”) on November 8, 2021 (the “Initial Form 8-K”) by MercadoLibre, Inc. (the “Company”), concerning the decision of the Audit Committee of the Company’s Board of Directors (the “Audit Committee”) to select Pistrelli, Henry Martin y Asociados S.R.L., a member firm of Ernst & Young Global Limited (“EY”), as the Company’s new independent registered public accounting firm for the Company’s fiscal year ending December 31, 2022, and related interim periods, following the completion of the audit services performed by Deloitte & Co S.A. (“Deloitte”) for the fiscal year ending December 31, 2021 and the filing of the Company’s 2021 Annual Report on Form 10-K on February 23, 2022.
Document Period End Date	Feb. 23, 2022
Entity File Number	001-33647
Entity Registrant Name	MercadoLibre, Inc.
Entity Central Index Key	0001099590
Entity Tax Identification Number	98-0212790
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Dr. Luis Bonavita 1294
Entity Address, Address Line Two	Of. 1733
Entity Address, Address Line Three	Tower II
Entity Address, City or Town	Montevideo
Entity Address, Country	UY
Entity Address, Postal Zip Code	11300
City Area Code	598
Local Phone Number	2-927-2770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.001 par value per share
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	MELI
Security Exchange Name	NASDAQ
2.375% Sustainability Notes due 2026
Title of 12(b) Security	2.375% Sustainability Notes due 2026
Trading Symbol	MELI26
Security Exchange Name	NASDAQ
3.125% Notes due 2031
Title of 12(b) Security	3.125% Notes due 2031
Trading Symbol	MELI31
Security Exchange Name	NASDAQ